UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Pinar Ilgar
Title:  CFO
Phone: (646) 388-6036
Signature,       		Place,         	and Date of Signing
Pinar Ilgar   			New York	May 16, 2010

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	32
Form 13F Information Table Value Total:	$158,422,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE

                                                      VALUE SHRS OR SH/PUT/INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS CUSIP      (x$100PRN AMT PRNCALLDISCRETION MANAGERSSOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------
ENSCO INTL PLC              SPONSORED ADR  29358Q109    4702  105000SH     Sole                105000      0    0
ALLEGHANY CORP DEL          COM            017175100   10085   34680SH     Sole                 34680      0    0
AMERICAN EXPRESS CO         COM            025816109    4745  115000SH     Sole                115000      0    0
BB&T CORP                   COM            054937107    7288  225000SH     Sole                225000      0    0
BOEING CO                   COM            097023105    5809   80000SH     Sole                 80000      0    0
CANADIAN NATL RY CO         COM            136375102    2424   40000SH     Sole                 40000      0    0
COMPASS MINERALS INTL INC   COM            20451N101     802   10000SH     Sole                 10000      0    0
DAVITA INC                  COM            23918K108    2878   45400SH     Sole                 45400      0    0
EXXON MOBIL CORP            COM            30231G102    3684   55000SH     Sole                 55000      0    0
FIDELITY NATIONAL FINANCIAL CL A           31620R105    9987  673900SH     Sole                673900      0    0
FREIGHTCAR AMER INC         COM            357023100    2054   85000SH     Sole                 85000      0    0
HILLENBRAND INC             COM            431571108    3400  154600SH     Sole                154600      0    0
INGERSOLL-RAND PLC          SHS            G47791101    8913  255600SH     Sole                255600      0    0
J P MORGAN CHASE & CO       COM            46625H100    5594  125000SH     Sole                125000      0    0
JOHNSON & JOHNSON           COM            478160104    1630   25000SH     Sole                 25000      0    0
KENNEDY-WILSON HLDGS INC    COM            489398107     619   61000SH     Sole                 61000      0    0
MCDERMOTT INTL INC          COM            580037109    5586  207500SH     Sole                207500      0    0
MOHAWK INDS INC             COM            608190104    5384   99000SH     Sole                 99000      0    0
NVR INC                     COM            62944T105    7120    9800SH     Sole                  9800      0    0
OLD REP INTL CORP           COM            680223104     888   70000SH     Sole                 70000      0    0
PRECISION CASTPARTS CORP    COM            740189105     634    5000SH     Sole                  5000      0    0
REPUBLIC SVCS INC           COM            760759100   10064  346800SH     Sole                346800      0    0
ROCKWELL COLLINS INC        COM            774341101    3130   50000SH     Sole                 50000      0    0
RYANAIR HLDGS PLC           SPONSORED ADR  783513104    3260  120000SH     Sole                120000      0    0
SCHWEITZER-MAUDUIT INTL INC COM            808541106    5945  125000SH     Sole                125000      0    0
SPDR GOLD TRUST             GOLD SHS       78463V107    8171   75000SH     Sole                 75000      0    0
STANCORP FINL GROUP INC     COM            852891100    8097  170000SH     Sole                170000      0    0
WASTE MGMT INC DEL          COM            94106L109    5591  162400SH     Sole                162400      0    0
WELLPOINT INC               COM            94973V107    8048  125000SH     Sole                125000      0    0
WESTERN DIGITAL CORP        COM            958102105    4679  120000SH     Sole                120000      0    0
WESTERN UN CO               COM            959802109    5088  300000SH     Sole                300000      0    0
XTO ENERGY INC              COM            98385X106    2123   45000SH     Sole                 45000      0    0